File No. 333-19067

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 1998
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
March 18, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
                               1,446,587 UNITS


PROSPECTUS
Part One
Dated April 24, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The America's Leading Brands Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies considered to be leaders in their industries. At March 16, 1998, each Unit represented a 1/1,446,587 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 1998, the Public Offering Price per Unit was $15.235 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,446,587
Fractional Undivided Interest in the Trust per Unit                1/1,446,587
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $21,099,003
  Aggregate Value of Securities per Unit                               $14.585
  Income and Principal cash in the Portfolio                           $60,174
  Income and Principal cash per Unit                                     $.042
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.608
  Public Offering Price per Unit                                       $15.235
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.608 less than the Public Offering Price
    per Unit)                                                          $14.627

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $6,817 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust,  Series 182,
America's Leading Brands Growth Trust, Series 1


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 as of December 31, 1997, and the related statements of operations and changes in net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, America's Leading Brands Growth Trust, Series 1 at December 31, 1997, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 10, 1998

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1997


                                    ASSETS

Securities, at market value (cost, $16,158,074)
  (Note 1)                                                       $19,815,195
Receivable from investment transactions                              105,722
Dividends receivable                                                  24,183
Unamortized deferred organization and offering costs                  27,549
                                                                 ___________
                                                                  19,972,649

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,100
Cash overdraft                                                        18,503
Unit redemptions payable                                             106,911
                                                                  __________
                                                                     126,514
                                                                  __________

Net assets, applicable to 1,565,809 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $16,158,074
  Less deferred sales charges paid                    (647,696)
                                                    ___________
  Net cost to investors                              15,510,378
  Net unrealized appreciation (Note 2)                3,657,121
  Distributable funds                                   678,636
                                                    ___________

                                                                 $19,846,135
                                                                 ===========

Net asset value per unit                                             $12.675
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1997


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Apparel Manufacturers
     13,174         St. John Knits, Inc.                              $526,960
     13,029         Tommy Hilfiger Corporation                         457,644
                    Beverages
     10,436         Coca-Cola Company                                  695,299
     19,922         PepsiCo, Inc.                                      725,918
                    Entertainment
      8,654         The Walt Disney Company                            857,291
                    Food
     14,814         H.J. Heinz Company                                 752,744
     15,788         Sara Lee Corporation                               889,070
     15,523 (1)     Tootsie Roll Industries, Inc.                      970,187
                    Household Products
     11,613 (2)     Clorox Company                                     918,159
     12,865 (2)     Colgate-Palmolive Company                          945,578
     10,836 (2)     Procter & Gamble Company                           864,854
      7,809         Ralston Purina Company                             725,753
                    Medical Supplies
     11,503         Johnson & Johnson                                  757,760
                    Pharmaceuticals
      9,712         American Home Products Corporation                 742,968
     10,110 (2)     Bristol-Myers Squibb Company                       956,659
     17,166 (2)     Schering-Plough Corporation                      1,066,438
                    Recreation
     20,501         Callaway Golf Company                              585,570
     18,603         Carnival Corporation.                            1,030,141
     26,941 (2)     Harley-Davidson, Inc.                              737,510
                    Restaurant
     13,555         McDonald's Corporation                             647,251
     23,305         Outback Steakhouse, Inc.                           670,019
                    Retail
     29,979 (3)     Gap, Inc.                                        1,062,396
                    Tobacco
     15,536 (4)     Philip Morris Companies Inc.                       703,983
                    Toiletries/Cosmetics
      7,469         The Gillette Company                               750,171
                    Toys
     20,802         Mattel, Inc.                                       774,872
                                                                   ___________

                    Total investments                              $19,815,195
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                              December 31, 1997



(1)   The number of shares reflects the effect of a 3% stock dividend.

(2)   The number of shares reflects the effect of a two for one stock split.

(3)   The number of shares reflects the effect of a three for two stock split.

(4)   The number of shares reflects the effect of a three for one stock split.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                           STATEMENT OF OPERATIONS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Dividends                                                           $240,989

Expenses:
  Trustee's fees and related expenses                               (15,293)
  Evaluator's fees                                                   (4,111)
  Supervisory fees                                                   (5,059)
  Administrative fees                                                (1,459)
  Amortization of organization and offering costs                    (6,537)
                                                                  __________
  Total expenses                                                    (32,459)
                                                                  __________
    Investment income - net                                          208,530

Net gain (loss) on investments:
  Net realized gain (loss)                                           490,935
  Change in net unrealized appreciation
    or depreciation                                                3,657,121
                                                                  __________
                                                                   4,148,056
                                                                  __________
Net increase in net assets resulting
  from operations                                                 $4,356,586
                                                                  ==========

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                      STATEMENT OF CHANGES IN NET ASSETS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997

Net increase in net assets resulting
    from operations:
  Investment income - net                                           $208,530
  Net realized gain (loss) on investments                            490,935
  Change in net unrealized appreciation
    or depreciation on investments                                 3,657,121
                                                                 ___________
                                                                   4,356,586

Units issued (1,835,578 units, net of deferred
  sales charges of $642,455)                                      18,918,563
Units redeemed (284,744 units)                                   (3,406,616)

Distributions to unit holders:
  Investment income - net                                          (165,414)
  Principal from investment transactions                                   -
                                                                 ___________
                                                                   (165,414)
                                                                 ___________
Total increase (decrease) in net assets                           19,703,119

Net assets:
  At the beginning of the period
    (representing 14,975 units outstanding)                          143,016
                                                                 ___________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $678,636 at December 31, 1997)                $19,846,135
                                                                 ===========

Trust units outstanding at the end of
  the period                                                       1,565,809


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,086, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1997 follows:

               Unrealized appreciation                         $3,955,695
               Unrealized depreciation                          (298,574)
                                                              ___________

                                                               $3,657,121
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout the period -

                                                        Period from the
                                                    Initial Date of Deposit,
                                                      January 16, 1997, to
                                                       December 31, 1997

Dividend income                                               $.173
Expenses                                                      (.023)
                                                             _______
    Investment income - net                                    .150

Distributions to unit holders:
  Investment income - net                                     (.103)
  Principal from investment transactions                          -

Net gain (loss) on investments                                3.078
                                                            ________
    Total increase (decrease) in net assets                   3.125

Net assets:
  Beginning of the period                                     9.550
                                                            ________

  End of the period                                         $12.675
                                                            ========

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (1,388,422 units). Distributions to unit holders of Investment income - net reflects the trust's actual distributions of approximately $.042 per unit to 1,604,999 units on June 30, 1997 and approximately $.061 per unit to 1,591,880 units on December 31, 1997. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of 1,835,578 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,975 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            ______________________
                             P R O S P E C T U S
                            ______________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2
                               1,351,845 UNITS

PROSPECTUS
Part One
Dated April 24, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three

The Trust

The American Financial Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued primarily by financial services companies. At March 16, 1998, each Unit represented a 1/1,351,845 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 1998, the Public Offering Price per Unit was $15.389 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,351,845
Fractional Undivided Interest in the Trust per Unit                1/1,351,845
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $19,882,805
  Aggregate Value of Securities per Unit                               $14.708
  Income and Principal cash in the Portfolio                           $91,500
  Income and Principal cash per Unit                                     $.068
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.613
  Public Offering Price per Unit                                       $15.389
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.613 less than the Public Offering Price per Unit)          $14.776


Date Trust Established                                       January 16, 1997
Mandatory Termination Date                                  December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                             Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Financial Services Growth Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Financial Services Growth Trust, Series 2 at December 31, 1997, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.




                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 10, 1998

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1997


                                    ASSETS

Securities, at market value (cost, $16,175,400)
  (Note 1)                                                       $21,174,038
Receivable from investment transactions                               20,756
Dividends receivable                                                  29,044
Unamortized deferred organization and offering costs                  21,845
                                                                  __________
                                                                  21,245,683

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,246
Cash overdraft                                                        12,789
Unit redemptions payable                                              21,048
                                                                  __________
                                                                      35,083
                                                                  __________
Net assets, applicable to 1,559,609 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $16,175,400
  Less deferred sales charges paid                    (779,059)
                                                     __________
  Net cost to investors                              15,396,341
  Net unrealized appreciation (Note 2)                4,998,638
  Distributable funds                                   815,621
                                                     __________

                                                                 $21,210,600
                                                                 ===========

Net asset value per unit                                             $13.600
                                                                 ===========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1997


   Number of
     Shares         Name of Issuer of Equity Securities

                    Credit Cards
     14,156         Advanta Corporation                               $371,595
     20,098 (1)     Banc One Corporation                             1,091,583
     17,962         Capital One Financial Corporation                  973,325
     30,051 (2)     MBNA Corporation                                   820,782
                    Major Regional Banks
     10,940         First Chicago NBD Corporation                      913,490
     21,385 (3)     Firstar Corporation                                907,537
     16,375 (3)     First Union Corporation                            839,219
     11,289 (3)     NationsBank Corporation                            686,518
     14,521         Northern Trust Corporation                       1,012,840
     25,477 (3)     Norwest Corporation                                984,049
     22,221 (3)     Regions Financial Corporation                      937,460
     16,230         SouthTrust Corporation                           1,029,599
                    Money Center Banks
     11,596 (3)     BankAmerica Corporation                            846,508
      5,693         Citicorp                                           719,812
                    Mortgage Finance
     24,123 (2)     Aames Financial Corporation                        312,103
     20,361         Countrywide Credit Industries, Inc.                872,978
                    Regional and Local Banks/Thrifts
     18,522 (4)     Associated Bancorporation                        1,021,025
     33,411 (3)     Anchor Bancorp Wisconsin, Inc.                   1,215,325
     14,683 (5)     Charter One Financial, Inc.                        926,864
     19,015         Commerce Bancorp, Inc.                             969,765
     39,264 (6)     D&N Financial Corporation                        1,040,496
     35,236 (3)     TR Financial Corporation                         1,171,597
     13,227 (7)     Wachovia Corporation                             1,073,040
                    Specialty Finance
     16,669         Green Tree Financial Corporation                   436,528
                                                                   ___________

                    Total investments                              $21,174,038
                                                                   ===========


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                              December 31, 1997


(1) In June 1997, Banc One Corporation (Banc One) acquired First USA, Inc. (First USA), which was one of the Trust's original holdings. Each shareholder of First USA received 1.1659 shares of Banc One for each share of First USA held.

(2)   The number of shares reflects the effect of a three for two stock split.

(3)   The number of shares reflects the effect of a two for one stock split.

(4) In October 1997, Associated Bancorporation (Associated) acquired First Financial Corporation (First Financial), which was one of the Trust's original holdings. Each shareholder of First Financial received .765 shares of Associated for each share of First Financial held.

(5)   The number of shares reflects the effect of a 5% stock dividend.

(6)   The number of shares reflects the effect of a 10% stock dividend.

(7) In November 1997, Wachovia Corporation (Wachovia) acquired 1st United Bancorp (1st United), which was one of the Trust's original holdings. Each shareholder of 1st United received .30 shares of Wachovia for each share of 1st United held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                           STATEMENT OF OPERATIONS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Dividends                                                           $395,742

Expenses:
  Trustee's fees and related expenses                               (18,466)
  Evaluator's fees                                                   (5,160)
  Supervisory fees                                                   (6,395)
  Administrative fees                                                (1,842)
  Amortization of organization and offering costs                    (5,184)
                                                                  __________
    Total expenses                                                  (37,047)
                                                                  __________
    Investment income - net                                          358,695

Net gain (loss) on investments:
  Net realized gain (loss)                                         1,942,573
  Change in net unrealized appreciation
    or depreciation                                                4,998,638
                                                                  __________
                                                                   6,941,211
                                                                  __________

Net increase in net assets resulting from operations              $7,299,906
                                                                  ==========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                      STATEMENT OF CHANGES IN NET ASSETS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Net increase in net assets resulting
    from operations:
  Investment income - net                                           $358,695
  Net realized gain (loss) on investments                          1,942,573
  Change in net unrealized appreciation
    or depreciation on investments                                 4,998,638
                                                                 ___________
                                                                   7,299,906

Units issued (2,210,866, units net of deferred
    sales charges of $773,803)                                    22,193,964
Units redeemed (666,273 units)                                   (8,119,411)

Distributions to unit holders:
  Investment income - net                                          (282,562)
  Principal from investment transactions                            (24,700)
                                                                 ___________
                                                                   (307,262)
                                                                 ___________
Total increase (decrease) in net assets                           21,067,197

Net assets:
  At the beginning of the period
    (representing 15,016 units outstanding)                          143,403
                                                                 ___________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $815,621 at
    December 31, 1997)                                           $21,210,600
                                                                 ===========

Trust units outstanding at the end
  of the period                                                    1,559,609


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1997 follows:

          Unrealized appreciation                                $5,590,951
          Unrealized depreciation                                 (592,313)
                                                                 __________
                                                                 $4,998,638
                                                                 ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout the period -

                                                          Period from the
                                                           Initial Date
                                                            of Deposit,
                                                         Jan. 16, 1997, to
                                                           Dec. 31, 1997

Investment income - interest and dividends                     $.236
Expenses                                                       (.022)
                                                             _______
    Investment income - net                                     .214

Distributions to unit holders:
  Investment income - net                                      (.162)
  Principal from investment transactions                       (.026)

Net gain (loss) on investments                                 4.024
                                                             _______
    Total increase (decrease) in
      net assets                                               4.050

Net assets:
  Beginning of the period                                      9.550
                                                             _______

  End of the period                                          $13.600
                                                             =======

Dividend income - Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (1,673,733 units). Distributions to unit holders of Investment income - net reflects the trust's actual distributions of approximately $.073 per unit to 1,941,957 units on June 30, 1997 and approximately $.089 per unit to 1,584,586 units on December 31, 1997. Distributions to unit holders of principal from investment transactions reflects the trusts actual distribution of approximately $.026 per unit to 932,429 units on February 28, 1997. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of 2,210,866 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,016 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
              AMERICAN FINANCIAL SERVICES GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2
                               1,670,799 UNITS


PROSPECTUS
Part One
Dated April 24, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Healthcare Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by health care companies. At March 16, 1998, each Unit represented a 1/1,670,799 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 1998, the Public Offering Price per Unit was $12.8731 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts and other retirement plans)

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,670,799
Fractional Undivided Interest in the Trust per Unit                1/1,670,799
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $20,636,503
  Aggregate Value of Securities per Unit                              $12.3453
  Income and Principal cash in the Portfolio                           $22,425
  Income and Principal cash per Unit                                    $.0134
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                $.5144
  Public Offering Price per Unit                                      $12.8731
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.5144 less than the Public Offering Price
    per Unit)                                                         $12.3587

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Healthcare Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 as of December 31, 1997, and the related statements of operations and changes in net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Healthcare Growth Trust, Series 2 at December 31, 1997, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 10, 1998

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1997


                                    ASSETS

Securities, at market value (cost, $16,904,119)
  (Note 1)                                                       $18,292,184
Dividends receivable                                                   6,061
Unamortized deferred organization and offering costs                  21,845
                                                                 ___________
                                                                  18,320,090

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                        12,263
Accrued liabilities                                                    1,070
                                                                  __________
                                                                      13,333
                                                                  __________

Net assets, applicable to 1,727,510 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $16,904,119
  Less deferred sales charges paid                    (570,097)
                                                    ___________
  Net cost to investors                              16,334,022

  Net unrealized appreciation (Note 2)                1,388,065
  Distributable funds                                   584,670
                                                    ___________

                                                                 $18,306,757
                                                                 ===========

Net asset value per unit                                             $10.597
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1997


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Advanced Medical Devices and Instruments
      9,878         Boston Scientific Corporation                     $453,153
     23,214 (1)     Guidant Corporation                              1,445,071
    19,550  (1)     Medtronic, Inc.                                  1,022,719
     17,680         St. Jude Medical, Inc.                             539,240
                    Drugs/Biotech
     10,775         American Home Products Corporation                 824,288
     11,879         Amgen, Inc.                                        642,951
      7,881         Merck & Company, Inc.                              837,356
     15,089 (1)     Pfizer, Inc.                                     1,125,081
     18,883 (1)     Schering-Plough Corporation                      1,173,106
                    Healthcare/Managed Care
     15,204         HealthCare COMPARE Corporation                     777,305
     12,137         Oxford Health Plans, Inc.                          188,888
     20,894         PhyCor, Inc.                                       564,138
     14,876         United Healthcare Corporation                      739,159
                    Hospital Management/Health Services
     16,097         Columbia/HCA Healthcare Corporation                476,874
     22,551         Genesis Health Ventures, Inc.                      594,783
     38,921 (2)     Health Management Associates, Inc.                 982,755
     32,212 (1)     HEALTHSOUTH Corporation                            893,883
     15,208         Lincare Holdings, Inc.                             866,856
     21,225         Vencor, Inc.                                       518,697
                    Medical Supplies
     12,330         Abbott Laboratories                                808,392
     14,329         Becton, Dickinson & Company                        716,450
     10,208         Cardinal Health, Inc.                              766,876
     22,991         Invacare Corporation                               500,054
     12,662         Johnson & Johnson                                  834,109
                                                                   ___________

                        Total investments                          $18,292,184
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                              December 31, 1997


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                           STATEMENT OF OPERATIONS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Dividends                                                           $126,639

Expenses:
  Trustee's fees and related expenses                               (13,283)
  Evaluator's fees                                                   (3,525)
  Supervisory fees                                                   (4,301)
  Administrative fees                                                (1,243)
  Amortization of organization and offering costs                    (5,184)
                                                                  __________
  Total expenses                                                    (27,536)
                                                                  __________
    Investment income - net                                           99,103

Net gain (loss) on investments:
  Net realized gain (loss)                                           252,569
  Change in net unrealized appreciation
    or depreciation                                                1,388,065
                                                                  __________
                                                                   1,640,634
                                                                  __________

Net increase in net assets resulting
  from operations                                                 $1,739,737
                                                                  ==========

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                      STATEMENT OF CHANGES IN NET ASSETS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997

Net increase in net assets resulting
    from operations:
  Investment income - net                                            $99,103
  Net realized gain (loss) on investments                            252,569
  Change in net unrealized appreciation
    or depreciation on investments                                 1,388,065
                                                                 ___________
                                                                   1,739,737

Units issued (1,712,564 units, net of deferred sales
  charges of $584,866)                                            17,231,420

Distributions to unit holders:
  Investment income - net                                           (94,286)
  Principal from investment transactions                           (712,851)
                                                                 ___________
                                                                   (807,137)
                                                                 ___________
Total increase (decrease) in net assets                           18,164,020

Net assets:
  At the beginning of the period
    (representing 14,946 units outstanding)                          142,737
                                                                 ___________

  At the end of the period (including
    distributable funds applicable to Trust
    units of $584,670 at December 31, 1997)                      $18,306,757
                                                                 ===========

Trust units outstanding at the end of
  the period                                                       1,727,510


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1997 follows:

               Unrealized appreciation                         $2,628,540
               Unrealized depreciation                        (1,240,475)
                                                               __________

                                                               $1,388,065
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which was equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout the period -

                                                        Period from the
                                                    Initial Date of Deposit,
                                                      January 16, 1997, to
                                                       December 31, 1997

Dividend income                                               $.102
Expenses                                                      (.022)
                                                             _______
    Investment income - net                                    .080

Distributions to unit holders:
  Investment income - net                                     (.059)
  Principal from investment transactions                      (.418)

Net gain (loss) on investments                                1.444
                                                            ________
    Total increase (decrease) in net assets                   1.047

Net assets:
  Beginning of the period                                     9.550
                                                            ________

  End of the period                                         $10.597
                                                            ========

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (1,233,604 units). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distribution of approximately $.013 per unit to 1,277,357 units on June 30, 1997 and approximately $.046 per unit to 1,706,609 units on December 31, 1997. Distributions to unit holders of principal from investments transactions reflects the Trust's actual distribution of approximately $.418 per unit to 1,706,609 units on December 31, 1997. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of 1,712,564 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,996 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN HEALTHCARE GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1
                               5,000,157 UNITS


PROSPECTUS
Part One
Dated April 24, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The REIT Growth & Income Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by publicly traded real estate investment trusts, known as REITs. At March 16, 1998, each Unit represented a 1/5,000,157 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 1998, the Public Offering Price per Unit was $10.439 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      5,000,157
Fractional Undivided Interest in the Trust per Unit                1/5,000,157
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $50,420,647
  Aggregate Value of Securities per Unit                               $10.084
  Income and Principal cash (overdraft) in the Portfolio             $(326,243)
  Income and Principal cash (overdraft) per Unit                       $(.065)
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.420
  Public Offering Price per Unit                                       $10.439
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.420 less than the Public Offering Price
    per Unit)                                                          $10.019

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  Last day of each month.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
REIT Growth & Income Trust, Series 1


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 as of December 31, 1997, and the related statements of operations and changes in net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, REIT Growth & Income Trust, Series 1 at December 31, 1997, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 10, 1998

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1997


                                    ASSETS

Securities, at market value (cost, $51,265,517)
  (Note 1)                                                       $55,907,725
Dividends receivable                                                 298,156
Receivable from investment transactions                               50,912
Unamortized deferred organization and offering costs                  21,845
                                                                 ___________
                                                                  56,278,638

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,552
Cash overdraft                                                         9,177
Unit redemptions payable                                              48,845
                                                                  __________
                                                                      61,574
                                                                  __________

Net assets, applicable to 5,376,951 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $51,265,517
  Less deferred sales charges paid                  (2,044,790)
                                                    ___________
  Net cost to investors                              49,220,727
  Net unrealized appreciation (Note 2)                4,642,208
  Distributable funds                                 2,354,129
                                                    ___________

                                                                 $56,217,064
                                                                 ===========

Net asset value per unit                                             $10.456
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1997


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Retail
     77,221         CBL & Associates Properties, Inc.               $1,906,432
     54,684         Developers Diversified Realty Corporation        2,091,663
     84,434         Excel Realty Trust Inc.                          2,659,671
     77,928         JDN Realty Corporation                           2,522,919
     74,206         JP Realty, Inc.                                  1,924,755
     67,624         Simon DeBartolo Group, Inc.                      2,210,493
                    Multifamily
     99,474 (1)     Equity Residential Properties Trust              5,029,704
     74,016         Gables Residential Trust                         2,044,692
     86,602         Home Properties                                  2,354,535
     82,960         Oasis Residential, Inc.                          1,851,086
     96,335         Summit Properties, Inc.                          2,035,077
    128,280         United Dominion Realty Trust, Inc.               1,787,967
     20,615 (1)     Wellsford Real Property Trust                      322,109
                    Office/Industrial
    127,656         Commercial Net Lease Realty, Inc.                2,281,851
     66,296         First Industrial Realty Trust, Inc.              2,394,943
     82,382         Liberty Property Trust                           2,353,077
     61,937         Mack-Cali Realty Corporation (formerly           2,539,417
                    Cali Realty Corporation)
     56,602         TriNet Corporate Realty Trust, Inc.              2,189,818
                    Healthcare
     86,295         Capstone Capital Corp.                           2,211,309
    103,612         Health and Retirement Properties Trust           2,072,240
     75,549         Healthcare Realty Trust, Inc.                    2,186,238
                    Hotel
    158,158         Equity Inns, Inc.                                2,332,831
     70,576         Hospitality Properties Trust                     2,320,186
                    Recreation
     68,071         National Golf Properties, Inc.                   2,233,614
                    Storage
     77,950         Storage Trust Realty                             2,051,098
                                                                   ___________

                    Total investments                              $55,907,725
                                                                   ===========


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                              December 31, 1997


(1) In May 1997, Equity Residential Properties Trust (Equity Residential), one of the Trust's original holdings, acquired a portion of Wellsford Residential Property Trust (Wellsford Residential), which was also one of the Trust's original holdings. Each shareholder of Wellsford Residential received .625 shares of Equity Residential for each share of Wellsford Residential held. Wellsford Residential then changed its name to Wellsford Real Property Trust.

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                           STATEMENT OF OPERATIONS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Dividends                                                         $3,382,998

Expenses:
  Trustee's fees and related expenses                               (43,741)
  Evaluator's fees                                                  (13,626)
  Supervisory fees                                                  (16,698)
  Administrative fees                                                (4,812)
  Amortization of organization and offering costs                    (5,184)
                                                                  __________
  Total expenses                                                    (84,061)
                                                                  __________
    Investment income - net                                        3,298,937

Net gain (loss) on investments:
  Net realized gain (loss)                                           356,944
  Change in net unrealized appreciation
    or depreciation                                                4,642,208
                                                                  __________
                                                                   4,999,152
                                                                  __________
Net increase in net assets resulting
  from operations                                                 $8,298,089
                                                                  ==========

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                      STATEMENT OF CHANGES IN NET ASSETS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Net increase in net assets resulting
    from operations:
  Investment income - net                                         $3,298,937
  Net realized gain (loss) on investments                            356,944
  Change in net unrealized appreciation
    or depreciation on investments                                 4,642,208
                                                                 ___________
                                                                   8,298,089

Units issued (5,827,259 units, net of deferred sales
  charges of $2,039,540)                                          55,514,859
Unit redemptions (465,667 units)                                 (4,759,254)

Distributions to unit holders:
  Investment income - net                                        (2,979,868)
  Principal from investment transactions                                   -
                                                                 ___________
                                                                 (2,979,868)
                                                                 ___________
Total increase (decrease) in net assets                           56,073,826

Net assets:
  At the beginning of the period
    (representing 14,999 units outstanding)                          143,238
                                                                 ___________

  At the end of the period (including
    distributable funds applicable to Trust
    units of $2,354,129 at December 31, 1997)                    $56,217,064
                                                                 ===========

Trust units outstanding at the end of
  the period                                                       5,376,591


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986. By qualifying for and electing such treatment, the Fund will not be subject to Federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no Federal income tax provision is required.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1997 follows:

               Unrealized appreciation                         $4,966,534
               Unrealized depreciation                          (324,326)
                                                               __________

                                                               $4,642,208
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus an initial sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout the period -

                                                        Period from the
                                                    Initial Date of Deposit,
                                                      January 16, 1997, to
                                                       December 31, 1997

Dividend income                                               $.713
Expenses                                                      (.018)
                                                            _______
    Investment income - net                                    .695

Distributions to unit holders:
  Investment income - net                                     (.606)
  Principal from investment transactions                          -

Net gain (loss) on investments                                 .817
                                                           ________
    Total increase (decrease) in net assets                    .906

Net assets:
  Beginning of the period                                     9.550
                                                           ________

  End of the period                                         $10.456
                                                           ========

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted average number of units outstanding during the period (4,747,801 units). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of 5,827,259 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,999 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                     REIT GROWTH & INCOME TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5
                               3,504,080 UNITS


PROSPECTUS
Part One
Dated April 24, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The American Technology Growth Trust, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by U.S.-based technology companies. At March 16, 1998, each Unit represented a 1/3,504,080 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 1998, the Public Offering Price per Unit was $12.680 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5
            SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 1998
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      3,504,080
Fractional Undivided Interest in the Trust per Unit                1/3,504,080
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $42,719,606
  Aggregate Value of Securities per Unit                               $12.191
  Income and Principal cash (overdraft) in the Portfolio             $(67,813)
  Income and Principal cash (overdraft) per Unit                       $(.019)
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.508
  Public Offering Price per Unit                                       $12.680
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.508 less than the Public Offering Price
    per Unit)                                                          $12.172

Date Trust Established                                        January 16, 1997
Mandatory Termination Date                                   December 15, 2001
Evaluator's Annual Fee: $.0096 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,406 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 182,
American Technology Growth Trust, Series 5


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 as of December 31, 1997, and the related statements of operations and changes in net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 182, American Technology Growth Trust, Series 5 at December 31, 1997, and the results of its operations and changes in its net assets for the period from the Initial Date of Deposit, January 16, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
April 10, 1998

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1997


                                    ASSETS

Securities, at market value (cost, $34,895,885)
  (Note 1)                                                       $38,978,632
Dividends receivable                                                   7,741
Unamortized deferred organization and offering costs                  21,845
Receivable from investment transactions                               99,610
                                                                 ___________
                                                                  39,107,828

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,650
Cash overdraft                                                        54,403
Unit redemptions payable                                             101,927
                                                                  __________
                                                                     158,980
                                                                  __________

Net assets, applicable to 3,690,259 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $34,895,885
  Less deferred sales charges paid                  (1,599,624)
                                                     __________
  Net cost to investors                              33,296,261
  Net unrealized appreciation                         4,082,747
  Distributable funds                                 1,569,840
                                                    ___________

                                                                 $38,948,848
                                                                 ===========

Net asset value per unit                                             $10.555
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                     PORTFOLIO - See notes to portfolio.

                              December 31, 1997


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Computers
     45,656 (1)     Compaq Computer Corporation                     $2,576,733
     42,251 (2)     Dell Computer Corporation                        3,549,084
     26,333         Hewlett-Packard Company                          1,645,813
     48,365         Sun Microsystems, Inc.                           1,928,554
                    Computer Services
     29,385         Electronic Data Systems Corporation              1,291,118
     38,479         First Data Corporation                           1,125,511
                    Networking
     54,422 (3)     3Com Corporation                                 1,901,396
     39,948         Cabletron Systems, Inc.                            599,220
     30,092 (4)     Cisco Systems, Inc.                              1,677,629
                    Semiconductor Equipment
     62,209 (2)     Applied Materials, Inc.                          1,874,046
     36,960 (5)     KLA-Tencor Corporation                           1,427,580
     41,562 (2)     Novellus Systems, Inc.                           1,342,993
                    Semiconductors
     33,661         Adaptec, Inc.                                    1,249,665
     40,130         Atmel Corporation                                  744,933
     19,380 (2)     Intel Corporation                                1,361,445
     56,605 (2)     Maxim Integrated Products, Inc.                  1,952,873
     38,012         Xilinx, Inc.                                     1,332,815
                    Software
     30,058         BMC Software, Inc.                               1,972,556
     46,861 (4)     Computer Associates International, Inc.          2,477,775
     16,497         Microsoft Corporation                            2,132,237
     50,850 (4)     Oracle Corporation                               1,134,616
     24,237         Parametric Technology Corporation                1,148,228
                    Storage
     72,516 (2)     EMC Corporation                                  1,989,694
     28,162         Seagate Technology, Inc.                           542,118
                                                                   ___________

                    Total investments                              $38,978,632
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                              NOTES TO PORTFOLIO

                              December 31, 1997


(1)   The number of shares reflects the effect of a five for two stock split.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In June 1997, U.S. Robotics Corporation (U.S. Robotics), one of the Trust's original holdings, was acquired by 3Com Corporation (3Com), which was also one of the Trust's original holdings. Each shareholder of U.S. Robotics received 1.75 shares of 3Com for each share of U.S. Robotics held.

(4)   The number of shares reflects the effect of a three for two stock split.

(5) In May 1997, Tencor Instruments (Tencor), one of the Trust's original holdings, was acquired by KLA Instruments Corporation (KLA). Each shareholder of Tencor received one share of KLA for each share of Tencor held. Concurrently, KLA changed its name to KLA-Tencor Corporation.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                           STATEMENT OF OPERATIONS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997


Dividends                                                            $41,333

Expenses:
  Trustee's fees and related expenses                               (38,933)
  Evaluator's fees                                                  (10,369)
  Supervisory fees                                                  (12,758)
  Administrative fees                                                (3,696)
  Amortization of organization and offering costs                    (5,184)
                                                                  __________
  Total expenses                                                    (70,940)
                                                                  __________
    Investment income (loss) - net                                  (29,607)

Net gain (loss) on investments:
  Net realized gain (loss)                                         3,097,434
  Change in net unrealized appreciation
    or depreciation                                                4,082,747
                                                                  __________
                                                                   7,180,181
                                                                  __________

Net increase in net assets resulting
  from operations                                                 $7,150,574
                                                                  ==========

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                      STATEMENT OF CHANGES IN NET ASSETS

                   Period from the Initial Date of Deposit,
                    January 16, 1997, to December 31, 1997

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net                                   $(29,607)
  Net realized gain (loss) on investments                          3,097,434
  Change in net unrealized appreciation
    or depreciation on investments                                 4,082,747
                                                                 ___________
                                                                   7,150,574

Units issued (4,555,661 units, net of deferred
    sales charges of $1,594,482)                                  42,735,143

Units redeemed (880,094 units)                                  (11,077,178)

Distributions to unit holders:
  Investment income - net                                                  -
  Principal from investment transactions                                   -
                                                                 ___________
                                                                           -
                                                                 ___________
Total increase (decrease) in net assets                           38,808,539

Net assets:
  At the beginning of the period
    (representing 14,692 units outstanding)                          140,309
                                                                 ___________

  At the end of the period (including
    distributable funds applicable to
    Trust units of $1,569,840
    at December 31, 1997)                                        $38,948,848
                                                                 ===========

Trust units outstanding at the end of
  the period                                                       3,690,259


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,029, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at December 31, 1997 follows:

               Unrealized appreciation                         $7,631,536
               Unrealized depreciation                        (3,548,789)
                                                               __________

                                                               $4,082,747
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on December 31, 1997, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the period ended December 31, 1997.

Selected data per unit of the Trust
  outstanding throughout the period -

                                                        Period from the
                                                    Initial Date of Deposit,
                                                      January 16, 1997, to
                                                       December 31, 1997

Dividend income                                               $.012
Expenses                                                      (.021)
                                                           ________
    Investment income (loss) - net                            (.009)

Distributions to unit holders:
  Investment income - net                                         -
  Principal from investment transactions                          -

Net gain (loss) on investments                                1.014
                                                           ________
    Total increase (decrease) in net assets                   1.005

Net assets:
  Beginning of the period                                     9.550
                                                           ________

  End of the period                                         $10.555
                                                           ========

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted average number of units outstanding during the period (3,392,085 units). The Net gain (loss) on investments per unit includes the effects of changes arising from issuance of 4,555,661 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,692 units ($9.550 per unit) on January 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182
                  AMERICAN TECHNOLOGY GROWTH TRUST, SERIES 5

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




Part II of II

    THE FIRST TRUST (REGISTERED TRADEMARK) SPECIAL SITUATIONS TRUST

PROSPECTUS                               NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                         ONLY BE USED WITH PART ONE
Dated January 30, 1998                                       AND PART THREE

The Trust. The First Trust Special Situations Trusts, (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios containing common stocks and, in certain Trusts, zero coupon U.S. Treasury bonds. See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

The general objective of the Trusts containing only common stocks ("Equity Securities") (the "Equity Trusts") is to provide potential capital appreciation and, in certain Trusts, to provide income. The objective of the Trusts containing Equity Securities and zero coupon U.S. Treasury bonds ("Treasury Obligations") (the "Growth and Treasury Trusts") is to protect Unit holders' capital and provide potential capital appreciation. For a more specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three. Collectively the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of Deposit. The Equity Securities deposited in a Trust's portfolio have no fixed maturity date and the value of these underlying Equity Securities will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific Securities owned by the Trusts. See "Portfolio" appearing in Part One for each Trust.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trusts (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "Public Offering-How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of such Trust. See "Rights of Unit Holders-How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Equity Securities (reduced by customary transfer and registration charges) (an "In-Kind Distribution") in lieu of payment in cash. See "Rights of Unit Holders-How May Units be Redeemed?"

Termination. Commencing no later than the Mandatory Termination Date, Equity Securities will begin to be sold as prescribed by the Sponsor. The Trustee shall provide written notice of any termination of a Trust to Unit holders which will specify when Unit holders may surrender their certificates for cancellation and will include a form to enable Unit holders to elect an In-Kind Distribution if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of such Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?" and "Other Information-How May the Indenture be Amended or Terminated?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST

What is The First Trust Special Situations Trust?

The First Trust Special Situations Trust (the "Trusts" and each a "Trust") is a series of investment companies created by the Sponsor under the name of The First Trust Special Situations Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Each Trust in the Growth and Treasury Trust Series consists of an underlying separate unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations," and equity securities ("Equity Securities"). Each Trust in the Equity Trust Series consists only of common stocks. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

The general objective of the Equity Trusts is to provide potential capital appreciation and, in certain Trusts, to provide income. The general objective of the Growth and Treasury Trusts is to protect Unit holders' capital and provide potential capital appreciation. See "The Objective of the Trusts" in Part Three for each Trust for a more specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Collectively, the Treasury Obligations and Equity Securities in each Growth and Treasury Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Equity Securities never paid a dividend and the value of the Equity Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "Rights of Unit Holders-How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "Rights of Unit Holders-How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" in Part One of this Prospectus, for providing portfolio supervisory services for the Trusts. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

Subsequent to the initial offering period, First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One. The fee is computed per Unit in such Trust, based upon the largest aggregate number of Units of such Trust outstanding at any time during the calendar year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders."

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to certain Trusts, including organization costs and brokerage commissions.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the Equity Securities are all common stocks and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Equity Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts. For purposes of the following discussions and opinions, it is assumed that the Equity Securities are equity for Federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trusts are not associations taxable as corporations for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of a Trust will be treated as income of the Unit holders thereof under the Code. Each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine his or her tax basis for his or her pro rata portion of each Security held by a Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisers with regard to the calculation of basis. The Treasury Obligations held by a Growth and Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unit holder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's tax basis for his or her pro rata portion of each Treasury Obligation held by a Growth and Treasury Trust (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by a Growth and Treasury Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders of a Growth and Treasury Trust each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period of any such capital gain will be determined by the period of time a Unit holder has held his or her Units.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain except in the case of a dealer or a financial institution. A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss except in the case of a dealer or a financial institution. Unit holders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. A Unit holder will be considered to have received all of the dividends paid on his or her pro rata portion of each Equity Security when such dividends are received by a Trust. Unit holders will be taxed in this manner regardless of whether distributions from a Trust are actually received by the Unit holder.

A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unit holder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unit holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

To the extent dividends received by a Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unit holder may recognize taxable gain (or loss) when a Security is disposed of by a Trust or if the Unit holder disposes of a Unit (although losses incurred by Rollover Unit holders may be subject to disallowance, as discussed above). For taxpayers other than corporations, net capital gains (which are defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal tax rate of 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the trade date) is excluded for purposes of determining the holding period for the Unit. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applies in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

The 1997 Tax Act (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not less) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by a Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by such Unit holder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of a Trust or Upon Redemption of Units (for Certain Equity Trusts). As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?", under certain circumstances a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for each Trust may request an In-Kind Distribution upon the termination of a Trust. Furthermore, for Equity Trusts, a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for such Trusts may request an In-Kind Distribution upon the redemption of Units or the termination of a Trust. The Unit holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holders-How are Income and Capital Distributed?" Treasury Obligations held by a Growth and Treasury Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of a Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units (for Equity Trusts) or the termination of a Trust would be deemed an exchange of such Unit holder's pro rata portion of each of the shares of stock and other assets held by a Trust in exchange for an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unit holder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unit holder will not recognize gain or loss with respect to the Equity Securities if a Unit holder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by a Trust. However, if a Unit holder also receives cash in exchange for a fractional share of an Equity Security held by a Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his tax basis in such fractional share of an Equity Security held by a Trust.

Because a Trust will own many Equity Securities, a Unit holder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by a Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Equity Security owned by a Trust. Unit holders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unit holder's Tax Basis. Initially, a Unit holder's tax basis in his Units will generally equal the price paid by such Unit holder for his Units. The cost of the Units is allocated among the Securities held in a Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest to the date the Units are purchased in order to determine such Unit holder's tax basis for his pro rata portion of each Security.

A Unit holder's tax basis in his Units and his pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by a Trust which are not taxable as ordinary income as described above.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in Growth and Treasury Trusts may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unit holders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unit holders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unit holders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unit holders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

Unit holders will be notified annually of the amounts of original issue discount (in the case of the Growth & Treasury Trusts) and income dividends includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Are Investments in the Trusts Eligible for Retirement Plans?"

The foregoing discussion relates only to the tax treatment of U.S. Unit holders ("U.S. Unit holders") with regard to Federal income tax. Unit holders may be subject to state taxation and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unit holder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States
(ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unit holder in paragraph (a) but whose income from a Unit is effectively connected with such Unit holder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unit holders should consult their tax advisers regarding potential state or local taxation with respect to the Units.

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, the Trusts are not associations taxable as corporations and the income of the Trusts will be treated as the income of the Unit holders thereof.

Are Investments in the Trusts Eligible for Retirement Plans?

Units of the Trusts are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Equity Securities.

What are the Equity Securities?

Each Trust contains different issues of Equity Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Equity Securities, some inherent risks exist due to the concentration in certain Trusts of the Equity Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

The Trust consists of such of the Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. See "Rights of Unit Holders-How May Securities be Removed from the Trusts?" Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Since certain of the Equity Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Equity Securities are limited or absent.

Unit holders will be unable to dispose of any of the Equity Securities in a Portfolio, as such, and will not be able to vote the Equity
Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Equity Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Equity Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Equity Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

Like other investment companies, financial and business organizations and individuals around the world, the Trusts could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Trusts do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trusts.

The Year 2000 Problem is expected to impact corporations, which may include issuers of Equity Securities contained in the Trusts, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Equity Securities contained in the Trusts.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deductions. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unit holders are urged to consult their own tax advisers. Further, legislation may be enacted that could negatively affect the Equity Securities in a Trust or the issuers of the Equity Securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Equity Securities to achieve their business goals.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Record Date. See "Summary of Essential Information" appearing in Part One for each Trust. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Equity Securities, unless he or she elects an In-Kind Distribution as described under "Other Information-How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Equity Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Equity Securities in an amount and value of Equity Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. However, no In-Kind Distribution requests submitted during the nine business days prior to the Mandatory Termination Date will be honored. To the extent possible, In-Kind Distributions shall be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unit holder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Equity Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Equity Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a

Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "Rights of Unit Holders-How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities of a Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in a Trust next computed; and (3) dividends receivable on Equity Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such

Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may
 (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Equity Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P.
was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Equity Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. If a Trust is liquidated because of the redemption of unsold Units of the Trust by an Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge and the transaction fees (if applicable) paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Commencing during the period beginning nine business days prior to and no later than the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The

Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Equity Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Equity Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. In addition, to the extent that Equity Securities are sold prior to the Mandatory Termination Date, Unit holders will not benefit from any stock appreciation they would have received had the Equity Securities not been sold at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Page 23


CONTENTS:
The First Trust Special Situations Trust:
  What is The First Trust Special Situations Trust?       3
  What are the Expenses and Charges?                      3
  What is the Federal Tax Status of Unit Holders?         5
  Are Investments in the Trusts Eligible for
     Retirement Plans?                                    9
Portfolio:
  What are Treasury Obligations?                          9
  What are the Equity Securities?                         9
  What are Some Additional Considerations for
    Investors?                                           12
Public Offering:
  How is the Public Offering Price Determined?           13
  How are Units Distributed?                             13
  What are the Sponsor's Profits?                        14
Rights of Unit Holders:
  How is Evidence of Ownership Issued and
     Transferred?                                        14
  How are Income and Capital Distributed?                15
  What Reports will Unit Holders Receive?                16
  How May Units be Redeemed?                             16
  How May Units be Purchased by the Sponsor?             17
  How May Securities be Removed
    from the Trusts?                                     18
Information as to Sponsor, Trustee and Evaluator:
  Who is the Sponsor?                                    19
  Who is the Trustee?                                    19
  Limitations on Liabilities of Sponsor and Trustee      19
  Who is the Evaluator?                                  20
Other Information:
  How May the Indenture be Amended or
    Terminated?                                          20
  Legal Opinions                                         21
  Experts                                                21

                               ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                   FIRST TRUST (registered trademark)

                             The First Trust
                        Special Situations Trust

                               Prospectus
                                Part Two
                            January 30, 1998

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                           FOR FUTURE REFERENCE

Page 24




              AMERICA'S LEADING BRANDS GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 1998                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies considered to be leaders in their industries. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued by companies considered to be leaders in their industries (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust initially consisted of a portfolio of 25 companies involved in the following industries: apparel manufacturers, beverages, entertainment, food, household products, medical supplies, pharmaceuticals, recreation, restaurants, retail, tobacco, toiletries/cosmetics, and toys. This type of diversification can help offset risk, although it does not eliminate it entirely. Furthermore, to achieve this type of diversification on your own would require substantial time and capital commitments.

Almost every American is familiar with brand name companies like Coca-Cola, Walt Disney, Gap and Mattel. They are household names, and their products can be found in almost every home across the country. Increasingly, such companies are becoming household names overseas as well. Many of these companies already have a strong presence in international markets; and they stand to benefit even more from the increasing demands of growing populations, rising standards of living, more relaxed foreign trade agreements, and improved political climates in many countries around the world.

Furthermore, these companies have strong financial positions and market dominance, competitive advantages, skilled management, and essential products and services. Generally, consumer goods companies with these attributes perform strongly, even during uncertain economic times.

In addition to their stability, the Sponsor believes that if you "buy and hold" a portfolio of leading American companies, you will have an investment which has the potential to weather economic downturns, grow consistently in a healthy economy, and provide stable, consistent total return over time.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign companies), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on the industry. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                                              Percent of          Percent of
Dollar Amount of Transaction                                  Offering            Net Amount
at Public Offering Price*                                     Price               Invested
____________________________                                  __________          __________
$ 50,000 but less than $100,000                               0.25%               0.2506%
$100,000 but less than $250,000                               0.50%               0.5025%
$250,000 but less than $500,000                               1.00%               1.0101%
$500,000 or more                                              2.00%               2.0408%

___________

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

              AMERICA'S LEADING BRANDS GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

             AMERICAN FINANCIAL SERVICES GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 30, 1998                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks which, as of the Initial Date of Deposit, were issued primarily by financial services companies. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each portfolio is diversified across financial institutions including money center banks, major regional banks, regional and local banks and thrifts, credit card companies, mortgage finance companies and specialty finance companies.

Despite consistent earnings growth, on average, the companies included in the portfolios trade at below-market price to earnings ratios. Given their high level of profitability and superior earnings growth, the companies included in the portfolios trade at compelling valuation levels relative to the S&P 500 and their historic trading range. The attractive valuations of the stocks chosen should provide above-average capital appreciation potential.

The banking and financial services industries are poised to benefit from strong and improving fundamentals as both businesses and consumers increase their levels of borrowing due to the low level of interest rates. Financial institutions are able to enhance their profitability as they expand their businesses without taking on excessive credit risk due to the overall strength of the U.S. economy.

The banking and thrift industries continue to experience significant consolidation, as a nationwide banking law enacted in 1995 allows bank holding companies to acquire banks anywhere in the U.S.; and secondly, allows mergers and branching across state lines. The Trusts offer portfolios which allow investors to hold positions in stocks of companies which may acquire existing financial institutions and/or be acquired themselves. The Sponsor believes investors can profit from institutions expanding their earnings potential through acquisitions and the resulting efficiency gains. In addition, investors may benefit from takeover premiums if and when the companies in the Trusts are acquired.

An investment in Units of a Trust should be made with an understanding of the characteristics of the banking and thrift industries and the risks which such investment may entail.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Equity Securities in a Trust's portfolio cannot be predicted with certainty. Periodic efforts by recent Administrations to introduce legislation broadening the ability of banks to compete with new products have not been successful, but if enacted, could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks are allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Equity Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Equity Securities or whether such approvals, if necessary, will be obtained.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                            Percent of         Percent of
Dollar Amount of Transaction                Offering           Net Amount
at Public Offering Price                    Price              Invested
____________________________                __________         __________
$ 50,000 but less than $100,000             0.25%              0.2506%
$100,000 but less than $250,000             0.50%              0.5025%
$250,000 but less than $500,000             1.00%              1.0101%
$500,000 or more                            2.00%              2.0408%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

             AMERICAN FINANCIAL SERVICES GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN HEALTHCARE GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated June 30, 1997                               PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by healthcare companies. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued by healthcare companies, which in the Sponsor's opinion, represent both market leaders and emerging growth companies in the healthcare sector ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the healthcare industry is currently undergoing structural changes and facing an ever-increasing demand for services and products from the nation's aging population.

Demand for medical-related services and products is increasing as the aging American population lives longer. Today, the U.S. population over 65 numbers about 30 million; and the impact of the aging of the 76 million "baby boomers" will surely have a dramatic effect on the healthcare system.

Although government regulation could have an impact, the Sponsor believes that three market factors will shape the way changes in the healthcare system occur: consolidation, managed healthcare and technological advancements.

Every sector of healthcare offers merger opportunities as reforms continue to unfold. Mergers, acquisitions and partnerships continue to be a viable way for larger companies to fill specific product lines, acquire new technology and benefit from economies of scale.

HMOs, PPOs, and other managed care companies are experiencing enrollment growth. This provides quality care at reduced costs through a network of contracted care providers. Insurer-controlled HMOs, with 139 million enrollees, are experiencing 6% annual growth largely through employer plans.

The pace of scientific discoveries in healthcare is accelerating. The research and development pipeline for new medicines and technologies creates new markets and provides the potential for sales growth.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in Advanced Medical Devices and Instruments, Drugs and Biotech, Healthcare/Managed Care, Hospital Management/Health Services and Medical Supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

offer certain products until the late 1990s or later. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

<CAPTION
                                                Percent of          Percent of
Dollar Amount of Transaction                    Offering            Net Amount
at Public Offering Price                        Price               Invested
_______________                                 __________          __________
$ 50,000 but less than $100,000                 0.25%               0.2506%
$100,000 but less than $250,000                 0.50%               0.5025%
$250,000 but less than $500,000                 1.00%               1.0101%
$500,000 or more                                2.00%               2.0408%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 American Healthcare Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                    REIT GROWTH & INCOME TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                        NOTE: THIS PART THREE PROSPECTUS
Part Three                                   MAY ONLY BE USED WITH
Dated April 30, 1998                         PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts, known as REITs. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation and potential for increasing dividend income by investing a Trust's portfolio in common stocks issued by publicly traded equity real estate investment trusts ("Equity Securities"). Additionally, the Trusts allow individual investors the opportunity to invest in the real estate market in a more affordable, practical and liquid alternative to purchasing individual properties. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Secondary Market for Units. A Unit holder tendering 2,500 Units or more for redemption may request a distribution of shares of Securities (reduced by customary transfer and registration charges) in lieu of payment in cash. See "How May Units be Redeemed?" in Part Two of this Prospectus. Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

Termination. Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. Unit holders not electing a distribution of shares of Securities will receive a cash distribution within a reasonable time after a Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?" and "Other Information-How May the Indenture be Amended or Terminated?" in Part Two of this Prospectus.

Federal Tax Status of Unit Holders. Notwithstanding anything to the contrary in Part Two of the Prospectus, the following discussion is limited to investors who own Units of the REIT Growth & Income Trust Series, which Trusts are structured to qualify as regulated investment companies for Federal tax purposes.

Each Trust, which is an association taxable as a corporation under the Internal Revenue Code, intends to qualify on a continuing basis for special Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unit holders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unit holders. In addition, to the extent a Trust distributes to Unit holders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In any taxable year of a Trust, the distributions of each Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to the Unit holders, except that, to the extent that distributions to a Unit holder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unit holder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from a Trust will not be eligible for the dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unit holders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unit holders) on December 31 of the year such distributions are declared.

Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unit holders as long-term capital gain, regardless of the length of time the Units have been held by a Unit holder. A Unit holder may recognize a taxable gain or loss if the Unit holder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or financial institution. The Taxpayer Relief Act of 1997 (the "1997 Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28%, 25% or 20%, depending upon the holding periods of the capital assets and on whether the gain is "unrecaptured section 1250 gain." Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain realized from assets held more than 18 months that is considered unrecaptured section 1250 gain is taxed at a maximum marginal stated tax rate of 25%. Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. Note, however, that the 1997 Act provides that the application of the rules described above in the case of pass-through entities such as the Trusts will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as the Trusts may designate their capital gains dividends as either a 20% rate gain distribution, an unrecaptured section 1250 gain distribution, or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unit holders should consult their own tax advisors as to the tax rate applicable to capital gain dividends. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Note that, if a Unit holder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unit holder owns the Units. Distributions in partial liquidation reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities (exclusive of net capital gain) will not be taxable to Unit holders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unit holder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. The 1997 Act includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are

"conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of a Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual and Unit holders in excess of the distributions received from a Trust.

Each Unit holder of a Trust shall receive an annual statement describing the tax status of the distributions paid by a Trust.

Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors.

As discussed in "Rights of Unit holders-How May Units be Redeemed?" in Part Two of this Prospectus, under certain circumstances a Unit holder who owns at least 2,500 Units may request an In Kind Distribution upon the redemption of Units or the termination of a Trust. Unit holders electing an In Kind Distribution of shares of the Securities should be aware that the exchange is subject to taxation and Unit holders will recognize gain or loss based on the value of the Securities received.

A Unit holder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by that Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisors in this regard.

The Federal tax status of each year's distributions will be reported to Unit holders and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of a Trust and to the tax treatment of distributions by a Trust to United States Unit holders. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisors. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unit holders should consult their tax advisor in this regard.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. (See "Why are Investments in the Trust Suitable for Retirement Plans?" in Part Two of this Prospectus.)

Portfolio. The Trusts consist of different issues of Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

For some individuals, ownership in a group of commercial properties may be difficult to achieve because it can require a substantial capital commitment, and property management may be time-consuming and expensive. An easier way to invest in commercial real estate is to buy shares of publicly-traded companies that own and operate several properties. Essentially, a REIT is a corporation that combines the capital of many investors to acquire real estate. Investors can enjoy the benefits of a diversified portfolio managed by real estate professionals, receive income from rents, and achieve capital appreciation if properties are sold at a profit. In addition, REITs are traded on major stock exchanges, making them highly liquid. The Sponsor believed, as of the Initial Date of Deposit, that the REITs selected for the portfolios offer the potential for attractive returns and stable income.

Most individual REITs specialize in a particular type of property or concentrate in a specific geographic region. Each Trust invests in a diversified portfolio of 25 REITs, which own more than 3,000 real estate properties, including multi-family, office/industrial, recreation, retail, hotels, healthcare facilities, and storage.

Several indicators suggest that real estate is poised to produce attractive returns. Commercial real estate properties currently are producing improving rental incomes and stable occupancy rates. Real estate supply is expected to remain tight as most real estate properties are valued below replacement cost, discouraging new developments. And, lastly, demand for real estate is positive and is expected to track the growth of the nation's economy.

REITs are required by law to distribute 95% of earnings; therefore, dividend payout will likely increase in line with forecasted earnings growth of 10%, on average, over the next five years. In addition, a portion of a REIT's dividend is treated as a non-taxable return of capital for tax purposes. (This means you do not pay taxes on that portion of the income.) Instead, it is used to reduce your cost basis. This portion of income, normally taxed at personal income tax rates, is reclassified into a more favorably taxed, long-term capital gain, which is deferred until shares are sold.

An investment in the Trusts should be made with an understanding of the many factors which may have an adverse impact on the credit quality of the real estate industry. Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. As of the Initial Date of Deposit, the Trusts contained only equity REITs. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trusts invest will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of

Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distribute at least 95% of its taxable income to its shareholders each year. If any REIT in the Trusts' portfolios should fail to qualify for such tax status, the related shareholders (including the Trusts) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trusts' ability to make distributions to Unit holders may be adversely affected by changes in the national, state and local economic climate and real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates), increasing values and reduced supply of desirable properties for acquisition, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the ability to collect on a timely basis all rents from tenants, tenant defaults, the cost of complying with the Americans with Disabilities Act, increased competition from other properties, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skills, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trusts.

The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trusts may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary. In an effort to reduce the impact of the risks discussed above, the Sponsor, on the Initial Date of Deposit, selected REITs that were diversified among various real estate sectors and geographic locations.

REITs generally maintain comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which of the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trusts may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trusts.

The Clinton Administration's proposed budget for fiscal year 1999 includes four proposals affecting REITs. These proposals, if enacted, would place additional restrictions on the structure of certain REITs, limit a REITs permissible investments, and effect the taxation of "built-in gains." The Sponsor is unable to predict whether such proposals or future proposals will be enacted or what impact such proposals or future proposals, if any, will have on the Securities included in the Trusts.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                                              Percent of          Percent of
Dollar Amount of Transaction                                  Offering            Net Amount
at Public Offering Price*                                     Price               Invested
____________________________                                  __________          __________
$ 50,000 but less than $100,000                                0.25%              0.2506%
$100,000 but less than $250,000                                0.50%              0.5025%
$250,000 but less than $500,000                                1.00%              1.0101%
$500,000 or more                                               2.00%              2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale, in order to obtain the indicated discount.

In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

How May Units be Redeemed? Unit holders electing a distribution of shares of Securities should be aware that the transaction is subject to taxation and Unit holders will recognize gain based on the appreciation in value of the Securities received. See "Federal Tax Status of Unit Holders."

How May Securities be Removed from a Trust? The Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trusts continue to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. Except as stated under "Portfolio-What are Some Additional Considerations for Investors?" in Part Two of the Prospectus for Failed Obligations, the acquisition by the Trusts of any securities or other property other than the Securities is prohibited.

                    REIT GROWTH & INCOME TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                         NOTE: THIS PART THREE PROSPECTUS
Part Three                                    MAY ONLY BE USED WITH
Dated December 30, 1997                       PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the computer and technology industry. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by U.S.-based companies in the computer and technology industry ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the computer and technology industry and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the companies selected are best positioned to take advantage of the ongoing technology boom. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

A technological revolution which affects our daily lives is currently spanning the globe. Consider the advancements of the last few years made possible by technology: personal computers; fax machines; cellular phones; online data services; and the convergence of computers and the explosive growth in Internet communications. Corporations continue to invest in technology to enhance their productivity and to stay ahead of the competition.

As American companies discover, innovate, research and develop new technologies, businesses, consumers and governments around the world are waiting to buy the products resulting from their efforts.

In addition, individuals are increasing their spending on technology. Consider the sheer number of personal computers in the home, the proliferation of software for education and entertainment purposes, and the ever-increasing amount of services and information accessible on the Internet.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

Dollar Amount of                             Percent of          Percent of
Transaction of                               Offering            Net Amount
Public Offering Price                        Price               Invested
_______________                              __________          __________
$ 50,000 but less than 100,000               0.25%               0.2506%
$100,000 but less than 250,000               0.50%               0.5025%
$250,000 but less than 500,000               1.00%               1.0101%
$500,000 or more                             2.00%               2.0408%

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an American Technology Growth Trust and an American Technology Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 AMERICAN TECHNOLOGY GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 62-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

   THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 182 AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1AMERICAN , certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 1998.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 182
AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 1
                     AMERICAN
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     ByRobert M. Porcellino
                         Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen    Director of       )
                      Nike Securities     )
                        Corporation,      )    April 30, 1998
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
David J. Allen        Director of Nike    )    Attorney-in-Fact**
                  Securities Corporation,
                   the Genral Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated April 10, 1998 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated April 24, 1998.



                                        ERNST & YOUNG LLP





Chicago, Illinois
April 23, 1998